UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10347

        Nuveen California Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:          11/30/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen California Dividend Advantage Municipal Fund 3 (NZH) November 30, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 3.4% (2.2% of Total Investments)
$1,340	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$1,290,581
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
6,100	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	6,625,759
	Series 2003A-1, 6.250%, 6/01/33
4,200	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San	6/12 at 100.00	BBB	4,256,070
	Diego County Tobacco Asset Securitization Corporation, Senior Series 2001A, 5.500%, 6/01/36

	Education and Civic Organizations - 7.7% (5.0% of Total Investments)
3,825	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program, Series	3/08 at 102.00	Aaa	3,980,792
	2001A, 5.400%, 3/01/21 (Alternative Minimum Tax) - MBIA Insured
3,600	California State Public Works Board, Lease Revenue Bonds, University of California System, Series	10/12 at 100.00	AAA	3,878,820
	2002A, 5.375%, 10/01/17 - FSA Insured
620	California Statewide Community Development Authority, Revenue Bonds, Notre Dame de Namur	10/13 at 100.00	N/R	634,235
	University, Series 2003, 6.500%, 10/01/23
7,595	San Francisco State University Foundation Inc., California, Auxiliary Organization Student Housing	9/11 at 100.00	AAA	7,860,445
	Revenue Bonds, Series 2001, 5.000%, 9/01/26 - MBIA Insured
2,990	University of California, Revenue Bonds, Multiple Purpose Projects, Series 2000K, 5.000%, 9/01/23	9/08 at 101.00	AA	3,058,052
3,820	University of California, Revenue Bonds, Research Facilities, Series 2001E, 5.000%, 9/01/26 -	9/09 at 101.00	AAA	3,931,353
	AMBAC Insured
4,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%, 5/15/23 -	5/13 at 100.00	AAA	4,205,640
	AMBAC Insured

	Healthcare - 12.9% (8.5% of Total Investments)
	California Health Facilities Financing Authority, Revenue Bonds, Casa Colina Inc., Series 2001:
4,000	6.000%, 4/01/22	4/12 at 100.00	BBB+	4,262,640
2,000	6.125%, 4/01/32	4/12 at 100.00	BBB+	2,115,180
1,345	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A3	1,358,961
	Series 2005, 5.000%, 11/15/34
9,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance LLC,	8/11 at 102.00	A+	9,402,390
	Series 2001A, 5.550%, 8/01/31
540	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health	7/15 at 100.00	BBB+	556,589
	System, Series 2005A, 5.250%, 7/01/24
7,665	California Statewide Community Development Authority, Insured Mortgage Hospital Revenue Bonds,	11/09 at 102.00	A	8,034,223
	Mission Community Hospital, Series 2001, 5.375%, 11/01/21
6,525	California Statewide Community Development Authority, Health Facility Revenue Refunding Bonds,	No Opt. Call	A+	7,307,543
	Memorial Health Services, Series 2003A, 6.000%, 10/01/12
6,450	California Statewide Community Development Authority, Hospital Revenue Bonds, Monterey Peninsula	6/13 at 100.00	AAA	6,892,664
	Hospital, Series 2003B, 5.250%, 6/01/18 - FSA Insured
	Central California Joint Powers Health Finance Authority, Certificates of Participation, Community
	Hospitals of Central California Obligated Group, Series 2000:
1,770	6.000%, 2/01/20	2/10 at 101.00	Baa2	1,871,687
1,740	6.000%, 2/01/30	2/10 at 101.00	Baa2	1,813,776
2,500	Whittier, California, Health Facility Revenue Bonds, Presbyterian Intercommunity Hospital, Series	6/12 at 101.00	A	2,649,500
	2002, 5.600%, 6/01/22

	Housing/Multifamily - 10.1% (6.6% of Total Investments)
4,750	ABAG Finance Authority for Non-Profit Corporations, California, Multifamily Housing Revenue	No Opt. Call	Baa2	5,014,290
	Refunding Bonds, United Dominion/2000 Post Apartments, Series 2000A, 6.400%, 8/15/30
	(Alternative Minimum Tax) (Mandatory put 8/15/08)
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Multifamily Housing Revenue	No Opt. Call	Baa2	4,215,920
	Refunding Bonds, United Dominion/2000 Post Apartments, Series 2000B, 6.250%, 8/15/30
	(Mandatory put 8/15/08)
5,210	California Statewide Community Development Authority, GNMA Collateralized Housing Revenue Refunding	8/12 at 105.00	Aaa	5,779,505
	Bonds, Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	A-	2,177,200
	Franciscan Mobile Home Park Project, Series 2002A, 5.800%, 12/15/25
1,735	Rohnert Park Finance Authority, California, Senior Lien Revenue Bonds, Rancho Feliz Mobile Home	9/13 at 100.00	BBB	1,873,835
	Park, Series 2003A, 5.750%, 9/15/38
1,125	Rohnert Park Finance Authority, California, Subordinate Lien Revenue Bonds, Rancho Feliz Mobile	9/13 at 100.00	N/R	1,207,969
	Home Park, Series 2003B, 6.625%, 9/15/38
7,500	San Bernardino County Housing Authority, California, Multifamily Housing Revenue Refunding Bonds,	No Opt. Call	BBB+	7,810,425
	Equity Residential Properties/Redlands Lawn and Tennis Apartments, Series 1999A, 5.200%, 6/15/29
	(Mandatory put 6/15/09)
3,610	San Bernardino County Housing Authority, California, GNMA Collateralized Multifamily Mortgage	11/11 at 105.00	Aaa	3,926,019
	Revenue Bonds, Pacific Palms Mobile Home Park, Series 2001A, 6.700%, 12/20/41
	San Jose, California, Multifamily Housing Revenue Bonds, GNMA Mortgage-Backed Securities Program,
	Lenzen Housing, Series 2001B:
1,250	5.350%, 2/20/26 (Alternative Minimum Tax)	8/11 at 102.00	AAA	1,290,650
2,880	5.450%, 2/20/43 (Alternative Minimum Tax)	8/11 at 102.00	AAA	2,960,266

	Long-Term Care - 1.5% (1.0% of Total Investments)
	California Health Facilities Financing Authority, Insured Senior Living Revenue Bonds, Aldersly
	Project, Series 2002A:
1,500	5.125%, 3/01/22	3/12 at 101.00	A	1,553,130
1,315	5.250%, 3/01/32	3/12 at 101.00	A	1,355,818
2,450	California Health Facilities Financing Authority, Cal-Mortgage Insured Revenue Bonds, Northern	1/13 at 100.00	A	2,535,162
	California Retired Officers Community Corporation - Paradise Valley Estates, Series 2002, 5.125%,
	1/01/22

	Tax Obligation/General - 29.9% (19.6% of Total Investments)
10	California, General Obligation Veterans Welfare Bonds, Series 1997BJ, 5.500%, 12/01/18	12/06 at 102.00	AA-	10,295
	(Alternative Minimum Tax)
9,335	California, General Obligation Bonds, Series 2002, 6.000%, 2/01/16 - FSA Insured	No Opt. Call	AAA	10,860,619
	California, General Obligation Refunding Bonds, Series 2002:
8,450	5.000%, 2/01/12	No Opt. Call	A	9,021,727
2,780	6.000%, 4/01/16 - AMBAC Insured	No Opt. Call	AAA	3,240,340
14,300	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21	6/07 at 101.00	AAA	14,523,509
	(Alternative Minimum Tax) - MBIA Insured
9,000	California, General Obligation Bonds, Series 2004, 5.125%, 4/01/23	4/14 at 100.00	A	9,453,870
1,840	Compton Unified School District, Los Angeles County, California, General Obligation Bonds, Series	9/13 at 100.00	AAA	1,990,622
	2003A, 5.250%, 9/01/18 - MBIA Insured
3,000	Contra Costa County Community College District, California, General Obligation Bonds, Series 2002,	8/12 at 100.00	AAA	3,134,790
	5.000%, 8/01/23 - FGIC Insured
2,500	Fullerton Joint Union High School District, Orange County, California, General Obligation Bonds,	8/12 at 100.00	Aaa	2,612,025
	Series 2002A, 5.000%, 8/01/23 - FSA Insured
2,260	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, Series	8/11 at 101.00	AAA	2,399,261
	2002, 5.125%, 8/01/22 - FGIC Insured
2,345	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds,	8/15 at 100.00	AAA	2,455,637
	Series 2005A, 5.000%, 6/01/26 - FSA Insured
3,145	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005A-1, 5.000%,	7/15 at 100.00	AAA	3,294,922
	7/01/25 - FGIC Insured
	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003A:
3,750	5.250%, 7/01/20 - FSA Insured	7/13 at 100.00	AAA	4,048,875
7,200	5.000%, 7/01/22 - FSA Insured	7/13 at 100.00	AAA	7,592,184
1,525	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds,	8/14 at 100.00	Aaa	1,645,429
	Series 2004A, 5.250%, 8/01/22 - FGIC Insured
	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Series 2005:
780	5.000%, 8/01/25 - MBIA Insured	8/15 at 100.00	AAA	814,928
820	5.000%, 8/01/26 - MBIA Insured	8/15 at 100.00	AAA	856,064
870	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24 - FSA	7/11 at 100.00	AAA	914,031
	Insured
	Riverside Community College District, California, General Obligation Bonds, Series 2005:
2,675	5.000%, 8/01/21 - FSA Insured	8/15 at 100.00	AAA	2,840,208
5,000	5.000%, 8/01/24 - FSA Insured	8/15 at 100.00	AAA	5,256,050
10,810	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election	7/11 at 102.00	AAA	11,680,637
	of 1998, Series 2001C, 5.000%, 7/01/26 - FSA Insured
4,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election	7/12 at 101.00	AAA	4,352,800
	of 1998, Series 2002D, 5.250%, 7/01/21 - FGIC Insured
	San Jose-Evergreen Community College District, Santa Clara County, California, General Obligation
	Bonds, Series 2005A:
605	5.000%, 9/01/25 - MBIA Insured	9/15 at 100.00	AAA	634,228
875	5.000%, 9/01/27 - MBIA Insured	9/15 at 100.00	AAA	914,445
1,000	Saugus Union School District, Los Angeles County, California, General Obligation Bonds, Series	8/12 at 100.00	AAA	1,043,220
	2002A, 5.000%, 8/01/24 - FGIC Insured
1,630	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	1,707,197
	Bonds, Series 2003C, 5.000%, 8/01/22 - FGIC Insured

	Tax Obligation/Limited - 41.2% (27.1% of Total Investments)
4,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Series 2002A, 6.750%,	9/12 at 102.00	N/R	4,403,000
	9/01/25
7,135	Brentwood Infrastructure Financing Authority, Contra Costa County, California, Capital Improvement	11/11 at 100.00	AAA	7,426,607
	Revenue Bonds, Series 2001, 5.000%, 11/01/25 - FSA Insured
5,350	California, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	AA-	5,757,510
3,350	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Capital	12/12 at 100.00	AAA	3,619,474
	East End Project, Series 2002A, 5.250%, 12/01/17 - AMBAC Insured
8,210	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series 2003C,	12/13 at 100.00	A-	8,891,348
	5.500%, 6/01/16
4,510	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health, Hospital	12/11 at 102.00	AAA	4,680,072
	Addition, Series 2001A, 5.000%, 12/01/26 - AMBAC Insured
4,000	California State Public Works Board, Lease Revenue Bonds, Department of General Services, Series	3/12 at 100.00	AAA	4,115,360
	2002B, 5.000%, 3/01/27 - AMBAC Insured
	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community
	Facilities District 90-2 - Talega, Series 2003:
1,750	5.875%, 9/01/23	9/13 at 100.00	N/R	1,857,065
550	6.000%, 9/01/33	9/13 at 100.00	N/R	577,907
1,810	Cerritos Public Financing Authority, California, Tax Allocation Revenue Bonds, Los Cerritos	No Opt. Call	AAA	1,958,438
	Redevelopment Projects, Series 2002A, 5.000%, 11/01/14 - AMBAC Insured
1,270	Coalinga Public Financing Authority, California, Local Obligation Senior Lien Revenue Bonds, Series	No Opt. Call	AAA	1,492,288
	1998A, 6.000%, 9/15/18 - AMBAC Insured
1,125	Fontana, California, Special Tax Bonds, Sierra Community Facilities District 22, Series 2004,	9/14 at 100.00	N/R	1,179,878
	6.000%, 9/01/34
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights, Series	9/12 at 100.00	N/R	1,064,470
	2002, 6.100%, 9/01/22
550	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A, 5.000%,	9/15 at 100.00	AAA	579,249
	9/01/20 - XLCA Insured
3,000	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Refunding Bonds, Series	10/13 at 102.00	N/R	3,266,760
	2003H, 6.000%, 10/01/20
5,250	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	9/12 at 101.00	N/R	5,620,913
	Facilities District of Mountain House, Series 2002, 6.300%, 9/01/24
2,000	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	2,203,660
	District 1 of Sycamore Creek, Series 2003, 6.500%, 9/01/24
2,200	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1, Series	9/13 at 102.00	N/R	2,406,206
	2003A, 6.500%, 9/01/25
1,500	Lincoln, California, Special Tax Bonds, Lincoln Crossing Community Facilities District 03-1, Series	9/13 at 102.00	N/R	1,591,335
	2004, 6.000%, 9/01/34
5,425	Lodi, California, Certificates of Participation, Public Improvement Financing Project, Series 2002,	10/12 at 100.00	AAA	5,574,730
	5.000%, 10/01/26 - MBIA Insured
3,075	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second Senior	No Opt. Call	AAA	3,384,468
	Lien Sales Tax Revenue Refunding Bonds, Series 2003A, 5.250%, 7/01/13 - MBIA Insured
1,000	Monterey County, California, Certificates of Participation, Master Plan Financing, Series 2001,	8/11 at 100.00	Aaa	1,073,490
	5.250%, 8/01/15 - MBIA Insured
1,675	Moreno Valley Unified School District, Riverside County, California, Certificates of Participation,	3/14 at 100.00	AAA	1,729,169
	Series 2005, 5.000%, 3/01/26 - FSA Insured
3,000	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central District	3/13 at 100.00	AAA	3,265,920
	Redevelopment Project, Series 2003, 5.500%, 9/01/19 - FGIC Insured
4,520	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	AAA	4,743,424
	Series 2001, 5.000%, 8/01/24 - AMBAC Insured
2,000	Orange County, California, Special Tax Bonds, Community Facilities District 02-1 of Ladera Ranch,	8/11 at 101.00	N/R	2,033,960
	Series 2003A, 5.550%, 8/15/33
11,165	Palm Desert Financing Authority, California, Tax Allocation Revenue Refunding Bonds, Project Area	4/12 at 102.00	AAA	11,541,707
	1, Series 2002, 5.100%, 4/01/30 - MBIA Insured
3,250	Pomoma Public Financing Authority, California, Revenue Refunding Bonds, Merged Redevelopment	2/11 at 100.00	AAA	3,315,748
	Projects, Series 2001AD, 5.000%, 2/01/27 - MBIA Insured
625	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005A,	9/15 at 100.00	AAA	636,306
	5.000%, 9/01/35 - XLCA Insured
1,310	Riverside County Public Financing Authority, California, Tax Allocation Bonds, Multiple Projects,	10/15 at 100.00	AAA	1,335,925
	Series 2005A, 5.000%, 10/01/35 - XLCA Insured
1,700	Roseville, California, Special Tax Bonds, Community Facilities District 1 - Crocker, Series 2003,	9/09 at 103.00	N/R	1,793,772
	6.000%, 9/01/27
1,150	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Series	9/14 at 100.00	N/R	1,222,657
	2003C, 6.000%, 9/01/33
14,505	San Diego Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Centre City	9/11 at 101.00	AAA	14,950,303
	Project, Series 2001A, 5.000%, 9/01/26 - FSA Insured
8,725	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2001,	7/11 at 100.00	AAA	8,983,609
	5.000%, 7/01/26 - AMBAC Insured
1,595	San Marcos Public Facilities Authority, California, Special Tax Bonds, Community Facilities	9/09 at 102.00	N/R	1,669,279
	District 99-1, Series 2003B, 6.000%, 9/01/24
8,710	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera	8/15 at 100.00	AAA	8,926,879
	Ranch, Series 2005A, 5.000%, 8/15/32 - AMBAC Insured
2,810	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District	9/13 at 103.00	N/R	3,050,508
	01-1, Series 2003B, 7.000%, 9/01/38
1,375	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District	9/13 at 103.00	N/R	1,443,915
	2001-1, Series 2004A, 6.125%, 9/01/39
2,000	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District	9/13 at 102.00	N/R	2,072,220
	01-1, Series 2004B, 6.000%, 9/01/39
2,500	Yucaipa-Calimesa Joint Unified School District, San Bernardino County, California, General	10/11 at 100.00	AAA	2,560,150
	Obligation Refunding Bonds, Series 2001A, 5.000%, 10/01/26 - MBIA Insured

	Transportation - 9.4% (6.2% of Total Investments)
11,750	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,	1/14 at 101.00	BBB-	10,003,480
	Series 1999, 0.000%, 1/15/28
1,500	Port of Oakland, California, Revenue Refunding Bonds, Series 1997I, 5.600%, 11/01/19 - MBIA	11/07 at 102.00	AAA	1,593,240
	Insured
1,000	Port of Oakland, California, Revenue Bonds, Series 2002M, 5.250%, 11/01/20 - FGIC Insured	11/12 at 100.00	AAA	1,072,250
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport,
	Second Series 2003, Issue 29B:
4,110	5.125%, 5/01/17 - FGIC Insured	5/13 at 100.00	AAA	4,372,958
10,625	5.125%, 5/01/18 - FGIC Insured	5/13 at 100.00	AAA	11,260,906
5,140	5.125%, 5/01/19 - FGIC Insured	5/13 at 100.00	AAA	5,431,849

	U.S. Guaranteed*** - 11.2% (7.4% of Total Investments)
11,240	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced	6/12 at 100.00	Baa3***	12,257,445
	County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33 (Pre-refunded to 6/01/12)
	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A:
3,500	5.375%, 5/01/17 (Pre-refunded to 5/01/12) - XLCA Insured	5/12 at 101.00	AAA	3,878,420
9,000	5.125%, 5/01/18 (Pre-refunded to 5/01/12)	5/12 at 101.00	A2***	9,796,680
780	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001, 5.000%, 7/01/24	7/11 at 100.00	AAA	835,809
	(Pre-refunded to 7/01/11) - FSA Insured
5,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.375%,	7/12 at 100.00	AAA	6,039,000
	7/01/36 (Pre-refunded to 7/01/12)
1,600	San Marcos Public Facilities Authority, California, Special Tax Revenue Bonds, Community Facilities	9/07 at 102.00	N/R***	1,707,856
	District 99-1, Series 2002, 6.300%, 9/01/20 (Pre-refunded to 9/01/07)
1,595	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, Series 2001A,	6/11 at 100.00	AAA	1,712,567
	5.000%, 6/01/22 (Pre-refunded to 6/01/11) - MBIA Insured
3,905	Southwestern Community College District, San Diego County, California, General Obligation Bonds,	8/14 at 100.00	AAA	4,108,060
	Series 2004, 5.000%, 8/01/22 - FGIC Insured

	Utilities - 9.6% (6.3% of Total Investments)
15,000	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and	4/11 at 102.00	AAA	15,918,000
	Electric Company, Series 1996A, 5.350%, 12/01/16 (Alternative Minimum Tax) - MBIA Insured
1,200	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2003A-2,	7/13 at 100.00	AAA	1,266,876
	5.000%, 7/01/21 - MBIA Insured
1,285	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	AAA	1,329,782
	9/01/31 - XLCA Insured
1,600	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System	1/06 at 103.00	Baa3***	1,649,968
	Project, Series 2002, 6.500%, 9/01/34 (Pre-refunded to 1/12/06)
5,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System	9/13 at 102.00	Baa3	5,204,050
	Project, Series 2003, 5.700%, 9/01/36
2,250	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.125%, 8/01/22	8/12 at 100.00	AAA	2,321,483
	(Alternative Minimum Tax) - AMBAC Insured
6,085	Southern California Public Power Authority, Revenue Bonds, Magnolia Power Project, Series 2003-1A,	7/13 at 100.00	AAA	6,590,664
	5.250%, 7/01/16 - AMBAC Insured

	Water and Sewer - 13.3% (8.8% of Total Investments)
1,070	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/22 - AMBAC	6/14 at 100.00	AAA	1,120,932
	Insured
7,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	6/13 at 100.00	AAA	7,699,370
	Series 2003Y, 5.250%, 12/01/13 - FGIC Insured
7,000	Carmichael Water District, Sacramento County, California, Water Revenue Certificates of	9/09 at 102.00	AAA	7,195,860
	Participation, Series 1999, 5.125%, 9/01/29 - MBIA Insured
2,000	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation, Series	3/14 at 100.00	AAA	2,099,820
	2004A, 5.000%, 3/01/20 - FGIC Insured
1,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	1,064,320
1,000	San Buenaventura, California, Wastewater Revenue Certificates of Participation, Series 2004,	3/14 at 100.00	AAA	1,035,830
	5.000%, 3/01/24 - MBIA Insured
	San Diego Public Facilities Financing Authority, California, Subordinate Lien Water Revenue Bonds,
	Series 2002:
2,500	5.000%, 8/01/23 - MBIA Insured	8/12 at 100.00	AAA	2,612,325
6,260	5.000%, 8/01/24 - MBIA Insured	8/12 at 100.00	AAA	6,530,557
	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue
	Refunding Bonds, Series 2003A:
3,315	5.250%, 10/01/18 - MBIA Insured	4/13 at 100.00	AAA	3,573,835
12,000	5.250%, 10/01/19 - MBIA Insured	4/13 at 100.00	AAA	12,929,040
1,955	Westlands Water District, California, Revenue Certificates of Participation, Series 2005A, 5.000%,	3/15 at 100.00	AAA	2,037,950
	9/01/23 - MBIA Insured

$510,895	Total Long-Term Investments (cost $521,208,128) - 150.2%			539,235,863

	Short-Term Investments - 2.0% (1.3% of Total Investments)
7,150	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1	7,150,000
	Obligations, Series 1985, 2.850%, 12/01/15 - MBIA Insured †

$7,150	Total Short-Term Investments (cost $7,150,000)			7,150,000

	Total Investments (cost $528,358,128) - 152.2%			546,385,863

	Other Assets Less Liabilities - (0.1)%			(478,108)

	Preferred Shares, at Liquidation Value - (52.1)%			(187,000,000)

	Net Assets Applicable to Common Shares - 100%			$358,907,755

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At November 30, 2005, the cost of investments was $528,348,169.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2005, were as follows:

Gross unrealized:
Appreciation	$19,049,338
Depreciation	(1,011,644)

Net unrealized (depreciation) appreciation of investments	$18,037,694

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen California Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         1/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         1/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         1/27/06

* Print the name and title of each signing officer under his or her signature.